Note 4 - Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
Note
4
–
Accumulated Other Comprehensive Income (Loss)

The following table presents the changes in accumulated other comprehensive income (loss) by component, net of tax, for the years ended
December 31, 2020
and
2019
(in thousands):

	Unrealized Losses on Investment Securities Available for Sale (1)
	2020	2019
Balance beginning of the year	$20	$(2)

Other comprehensive income before reclassifications	98	19
Amount reclassified from accumulated other comprehensive income (loss)	--	3
Total other comprehensive income	98	22
Balance end of the year	$118	$20
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(1)	All amounts are net of tax. Amounts in parentheses indicate debits.

The following table presents significant amounts reclassified out of each component of accumulated other comprehensive income for the years ended
December 31, 2020
and
2019
(in thousands):

Details About Other Comprehensive Income	Amount Reclassified from Accumulated Other Comprehensive Income (Loss) (1)		Affected Line Item in the Statement of Income
	For the Year Ended December 31,
	2020	2019
Unrealized losses on investment securities available for sale	$--	$(4)	Loss on sales of investment securities
	--	1	Income taxes
	$--	$(3)
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(
1
)         Amounts in parentheses indicate debits.